CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (19,363,000)
Cash flows from financing activities:
Cash - end of period	66,320,000		$ 66,320,000
Khosla
Cash flows from operating activities:
Net loss	4,008,374	$ (16,940,140)	(12,931,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Financing expenses on derivative classified instrument	0		36,537,500
Gain on marketable securities (net), dividends and interest, held in Trust Account	(4,313)		(10,640)
Change in fair value of derivative liabilities	(6,250,000)		(26,250,000)
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(964,872)
Accounts payable and accrued expenses			1,844,898
Net cash used in operating activities		(1,373,962)	(1,774,880)
Cash flows from investing activities:
Investment of cash into Trust Account		(416,344,118)	(416,344,120)
Net cash provided by investing activities		(416,344,118)	(416,344,120)
Cash flows from financing activities:
Sponsor contribution for class B and K common stock		25,000	25,000
Advances from related party		5,300	300
Proceeds from sale of Private Placement Shares		407,339,180	407,339,180
Proceeds from sale of Public Shares, net of transaction costs paid			11,326,880
Net cash provided by financing activities		418,696,360	418,691,360
Net increase in cash		978,280	572,360
Cash - beginning of period	978,280	0	0
Cash - end of period	$ 572,360	978,280	572,360
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fees payable		$ 14,572,044	$ 14,572,044